                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                                    --------

                               [SAFECO LIFE LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                       SAFECO Resource Variable Account B
                            As of December 31, 1997

                                                                       SUB-ACCOUNTS
                                          ----------------------------------------------------------------------
                                                                                                          SAFECO
(In Thousands, Except Per-Share and           SAFECO      SAFECO      SAFECO      SAFECO      SAFECO       SMALL
Per-Unit Amounts)                             EQUITY      GROWTH          NW        BOND        MMKT     COMPANY
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in underlying Portfolios:
     Investments, at cost                 $  145,281   $  73,425   $   4,003   $   9,661   $   2,704   $     181
                                          ----------   ---------   ---------   ---------   ---------   ---------
                                          ----------   ---------   ---------   ---------   ---------   ---------
       SHARES OWNED                            6,787       3,571         304         875       2,704          14
       NET ASSET VALUE PER SHARE          $    25.18   $   23.35   $   15.20   $   11.04   $    1.00   $   12.33
                                          ----------   ---------   ---------   ---------   ---------   ---------
     Investments, at value                   170,907      83,376       4,626       9,663       2,704         176
     Cash                                         39           2          --           4           1          --
                                          ----------   ---------   ---------   ---------   ---------   ---------
       Total assets                          170,946      83,378       4,626       9,667       2,705         176
LIABILITIES:
   Mortality and expense risk charge
     payable                                     189          92           5          11           3          --
   Other                                          40           2          --           4           1          --
                                          ----------   ---------   ---------   ---------   ---------   ---------
       Total liabilities                         229          94           5          15           4          --
                                          ----------   ---------   ---------   ---------   ---------   ---------
NET ASSETS                                $  170,717   $  83,284   $   4,621   $   9,652   $   2,701   $     176
                                          ----------   ---------   ---------   ---------   ---------   ---------
                                          ----------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNITS OUTSTANDING                 3,475       2,153         298         501         174          14
                                          ----------   ---------   ---------   ---------   ---------   ---------
                                          ----------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNIT VALUE*
   (Net assets divided by accumulation
     units oustanding)                    $   49.122   $  38.686   $  15.493   $  19.265   $  15.509   $  12.759
                                          ----------   ---------   ---------   ---------   ---------   ---------
                                          ----------   ---------   ---------   ---------   ---------   ---------
----------------------------------------------------------------------------------------------------------------

* The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                    LEX        LEX                FED
                                           SCUDDER   SCUDDER    NATURAL   EMERGING       FED     HIGH      FED        AMC     AMC
                                             INT'L  BALANCED  RESOURCES    MARKETS   UTILITY   INCOME    INT'L   BALANCED   INT'L
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in underlying Portfolios:
     Investments, at cost                 $ 15,505  $ 10,298  $     646  $     292  $    639  $   732  $   295  $     347  $  453
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
       SHARES OWNED                          1,184       891         45         27        53       70       25         42      66
       NET ASSET VALUE PER SHARE          $  14.11  $  13.30  $   14.91  $    8.91  $  14.29  $ 10.95  $ 12.27  $    8.24  $ 6.84
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
     Investments, at value                  16,704    11,856        678        238       757      761      311        349     450
     Cash                                       --         1         --         --        --       --       --         --      --
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
       Total assets                         16,704    11,857        678        238       757      761      311        349     450
LIABILITIES:
   Mortality and expense risk charge
     payable                                    19        13          1         --         1        1        1          1      --
   Other                                        --        --         --         --        --       --       --         --      --
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
       Total liabilities                        19        13          1         --         1        1        1          1      --
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
NET ASSETS                                $ 16,685  $ 11,844  $     677  $     238  $    756  $   760  $   310  $     348  $  450
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
ACCUMULATION UNITS OUTSTANDING               1,184       693         45         27        50       62       26         43      66
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
ACCUMULATION UNIT VALUE*
   (Net assets divided by accumulation
     units oustanding)                    $ 14.094  $ 17.080  $  14.996  $   8.703  $ 15.144  $12.290  $12.017  $   8.185  $6.793
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------
                                          --------  --------  ---------  ---------  --------  -------  -------  ---------  ------

---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                       SAFECO Resource Variable Account B
                        Year or Period Ended December 31

                                                                      SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                                         SAFECO                  SAFECO                  SAFECO
                                                         EQUITY                  GROWTH                      NW
                                          ---------------------   ---------------------   ---------------------
(In Thousands)                                 1997        1996        1997        1996        1997        1996
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $  12,420   $  12,467   $  13,463   $   3,680   $     198   $      18
   Mortality and expense risk charge         (1,934)     (1,394)       (784)       (395)        (43)        (30)
   Net realized gain (loss) on
     investments                              9,610       4,626       5,338       1,462         227          66
   Net change in unrealized appreciation     11,494       7,840       5,019       3,825         442         175
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                31,590      23,539      23,036       8,572         824         229
UNIT TRANSACTIONS:
   Purchases                                 37,076      32,687      28,799      22,046       1,905         969
   Redemptions                              (30,507)    (13,315)    (13,657)     (4,576)       (757)       (435)
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS                         6,569      19,372      15,142      17,470       1,148         534
                                          ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET ASSETS                   38,159      42,911      38,178      26,042       1,972         763
NET ASSETS AT BEGINNING OF YEAR             132,558      89,647      45,106      19,064       2,649       1,886
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR                 $ 170,717   $ 132,558   $  83,284   $  45,106   $   4,621   $   2,649
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------------------

* For the period from May 1, 1997 (inception date) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                             SAFECO
                                                         SAFECO                  SAFECO       SMALL                 SCUDDER
                                                           BOND                    MMKT     COMPANY                   INT'L
---------------------------------------------------------------   ---------------------   ---------   ---------------------
                                               1997        1996        1997        1996       1997*        1997        1996
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     509   $     495   $     172   $     241   $       6   $     349   $     219
   Mortality and expense risk charge           (113)       (111)        (43)        (63)         --        (204)       (142)
   Net realized gain (loss) on
     investments                               (143)        (20)         --          --           1       1,473         173
   Net change in unrealized appreciation        371        (425)         --          --          (5)       (467)      1,164
                                          ---------   ---------   ---------   ---------         ---   ---------   ---------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                   624         (61)        129         178           2       1,151       1,414
UNIT TRANSACTIONS:
   Purchases                                  1,459       1,555      14,068      10,520         220       7,878       5,680
   Redemptions                               (1,494)     (1,150)    (16,594)    (10,042)        (46)     (6,231)     (1,518)
                                          ---------   ---------   ---------   ---------         ---   ---------   ---------
NET UNIT TRANSACTIONS                           (35)        405      (2,526)        478         174       1,647       4,162
                                          ---------   ---------   ---------   ---------         ---   ---------   ---------
TOTAL CHANGE IN NET ASSETS                      589         344      (2,397)        656         176       2,798       5,576
NET ASSETS AT BEGINNING OF YEAR               9,063       8,719       5,098       4,442          --      13,887       8,311
                                          ---------   ---------   ---------   ---------         ---   ---------   ---------
NET ASSETS AT END OF YEAR                 $   9,652   $   9,063   $   2,701   $   5,098   $     176   $  16,685   $  13,887
                                          ---------   ---------   ---------   ---------         ---   ---------   ---------
                                          ---------   ---------   ---------   ---------         ---   ---------   ---------
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        Year or Period Ended December 31

                                                                      SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                                                                    LEX                     LEX
                                                        SCUDDER                 NATURAL                EMERGING
                                                       BALANCED               RESOURCES                 MARKETS
                                          ---------------------   ---------------------   ---------------------
(In Thousands)                                 1997        1996        1997       1996#        1997       1996#
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     672   $     249   $      21   $       1   $      --   $      --
   Mortality and expense risk charge           (121)        (70)         (8)         (3)         (4)         (1)
   Net realized gain (loss) on
     investments                                350         218          42           9           3          --
   Net change in unrealized appreciation      1,044         148          (6)         38         (49)         (5)
                                          ---------   ---------   ---------         ---   ---------         ---
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                 1,945         545          49          45         (50)         (6)
UNIT TRANSACTIONS:
   Purchases                                  4,296       4,418         450         344         299         207
   Redemptions                               (1,677)       (966)       (206)         (5)       (211)         (1)
                                          ---------   ---------   ---------         ---   ---------         ---
NET UNIT TRANSACTIONS                         2,619       3,452         244         339          88         206
                                          ---------   ---------   ---------         ---   ---------         ---
TOTAL CHANGE IN NET ASSETS                    4,564       3,997         293         384          38         200
NET ASSETS AT BEGINNING OF YEAR               7,280       3,283         384          --         200          --
                                          ---------   ---------   ---------         ---   ---------         ---
NET ASSETS AT END OF YEAR                 $  11,844   $   7,280   $     677   $     384   $     238   $     200
                                          ---------   ---------   ---------         ---   ---------         ---
                                          ---------   ---------   ---------         ---   ---------         ---
---------------------------------------------------------------------------------------------------------------

# For the period from February 15, 1996 (inception date) to December 31, 1996.

* For the period from May 1, 1997 (inception date) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                FED
                                                          FED                  HIGH                   FED        AMC        AMC
                                                      UTILITY                INCOME                 INT'L   BALANCED      INT'L
-------------------------------------------------------------   -------------------   -------------------   --------   --------
                                              1997      1996#       1997      1996#       1997      1996#      1997*      1997*
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     16   $      6   $     15   $      5   $     --   $     --   $     --   $     --
   Mortality and expense risk charge            (6)        (2)        (4)        --         (3)        --         (1)        (1)
   Net realized gain (loss) on
     investments                                15         --          5         --          1         --          1         --
   Net change in unrealized appreciation        97         20         24          4         14          1          1         (3)
                                               ---        ---        ---        ---        ---        ---        ---        ---
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  122         24         40          9         12          1          1         (4)
UNIT TRANSACTIONS:
   Purchases                                   431        265        682        109        273         43        363        492
   Redemptions                                 (77)        (9)       (77)        (3)       (18)        (1)       (16)       (38)
                                               ---        ---        ---        ---        ---        ---        ---        ---
NET UNIT TRANSACTIONS                          354        256        605        106        255         42        347        454
                                               ---        ---        ---        ---        ---        ---        ---        ---
TOTAL CHANGE IN NET ASSETS                     476        280        645        115        267         43        348        450
NET ASSETS AT BEGINNING OF YEAR                280         --        115         --         43         --         --         --
                                               ---        ---        ---        ---        ---        ---        ---        ---
NET ASSETS AT END OF YEAR                 $    756   $    280   $    760   $    115   $    310   $     43   $    348   $    450
                                               ---        ---        ---        ---        ---        ---        ---        ---
                                               ---        ---        ---        ---        ---        ---        ---        ---
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION
   SAFECO Resource Variable Account B (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO variable annuity products.

SUB-ACCOUNTS                                   UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------
                                                  SAFECO  Resource Series Trust
SAFECO Resource Equity (SAFECO Equity)                    Equity Portfolio
SAFECO Resource Growth (SAFECO Growth)                    Growth Portfolio
SAFECO Resource Northwest (SAFECO NW)                     Northwest Portfolio
SAFECO Resource Bond (SAFECO Bond)                        Bond Portfolio
SAFECO Resource Money Market (SAFECO MMKT)                Money Market Portfolio
SAFECO Resource Small Company Stock (SAFECO               Small Company Stock
Small Company)                                            Portfolio

                                                 Scudder  Variable Life Investment
Scudder International (SCUDDER Int'l)                     Fund
Scudder Balanced                                          International Portfolio
                                                          Balanced Portfolio

                                               Lexington  Natural Resources Trust
Lexington Natural Resources (LEX Natural                  Natural Resources Portfolio
Resources)

                                               Lexington  Emerging Markets Fund, Inc.
Lexington Emerging Markets (LEX Emerging                  Emerging Markets Portfolio
Markets)

                                               Federated  Insurance Series
Federated Utility (FED Utility)                           Utility Fund II
Federated High Income Bond (FED High Income)              High Income Bond Fund II
Federated International Equity (FED Int'l)                International Equity Fund
                                                          II

                                                American  Century Variable
American Century Balanced (AMC Balanced)                  Portfolios, Inc.
American Century International (AMC Int'l)                VP Balanced Portfolio
                                                          VP International Portfolio

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.
   DISTRIBUTIONS. The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.
   FEDERAL INCOME TAX. Operations of the Separate Account are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.  EXPENSES
   SAFECO assumes mortality and expense risks related to the operations of the Separate Account. SAFECO deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.25% of the daily net assets of the Separate Account.
   There may be fees deducted by SAFECO from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS
   Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1997 was as follows:

(In Thousands)
SUB-ACCOUNT                                                        PURCHASES      SALES
---------------------------------------------------------------------------------------
SAFECO Equity                                                      $  50,277  $  33,178
SAFECO Growth                                                         42,786     14,921
SAFECO NW                                                              2,195        890
SAFECO Bond                                                            2,097      1,735
SAFECO MMKT                                                           15,049     17,449
SAFECO Small Company                                                     226*        46*
SCUDDER Int'l                                                          8,480      6,685
SCUDDER Balanced                                                       5,122      1,948
LEX Natural Resources                                                    480        222
LEX Emerging Markets                                                     300        216
FED Utility                                                              594        229
FED High Income                                                          698         81
FED Int'l                                                                350         98
AMC Balanced                                                             368*        22*
AMC Int'l                                                                508*        54*
---------------------------------------------------------------------------------------

* For the period from May 1, 1997 (inception date) to December 31, 1997.

5.  HISTORICAL ACCUMULATION UNIT VALUES

                                                              DECEMBER 31
                                         -----------------------------------------------------
SUB-ACCOUNT                                   1997       1996       1995       1994       1993
----------------------------------------------------------------------------------------------
SAFECO Equity                            $  49.122  $  39.829  $  32.321  $  25.424  $  23.630
SAFECO Growth                               38.686     27.082     20.756     14.897     13.480
SAFECO NW                                   15.493     11.968     10.777     10.156      9.923
SAFECO Bond                                 19.265     17.991     18.117     15.559     16.253
SAFECO MMKT                                 15.509     14.944     14.417     13.837     13.516
SAFECO Small Company*                       12.759         --         --         --         --
SCUDDER Int'l                               14.094     13.083     11.540     10.519     10.743
SCUDDER Balanced                            17.080     13.919     12.596     10.066     10.346
LEX Natural Resources**                     14.996     14.169         --         --         --
LEX Emerging Markets**                       8.703      9.968         --         --         --
FED Utility**                               15.144     12.106         --         --         --
FED High Income**                           12.290     10.933         --         --         --
FED Int'l**                                 12.017     11.052         --         --         --
AMC Balanced*                                8.185         --         --         --         --
AMC Int'l*                                   6.793         --         --         --         --
----------------------------------------------------------------------------------------------

 * Unit value on the inception date (May 1, 1997) was $10.000, $7.160, and $6.200, for the SAFECO Small Company, AMC Balanced and AMC Int'l Sub-accounts, respectively.
** Unit value on the inception date (February 15, 1996) was $11.920, $10.540,
   $11.410, $10.050, and $10.480, for the LEX Natural Resources, LEX Emerging Markets, FED Utility, FED High Income, and FED Int'l Sub-accounts, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
Participants of SAFECO Resource Variable Account B

   We have audited the accompanying statement of assets and liabilities of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, SAFECO Resource Small Company Stock, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Federated International Equity, American Century Balanced, and American Century International Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical accumulation unit values for each of the periods indicated therein. These financial statements and historical accumulation unit values are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Sub-Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting SAFECO Resource Variable Account B at December 31, 1997, the results of their operations, the changes in their net assets, and the historical accumulation unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                               [SIGNATURE]
Seattle, Washington
January 30, 1998